Operating Expenses - Schedule of Other Operating Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Expense [Abstract]
Salaries and wages	$ 22,475	$ 29,032	$ 37,084
Healthcare and other benefits	1,707	2,203	2,599
Payroll taxes	1,035	1,496	1,590
Share-based payments	8,222	22,850	4,415
Total payroll costs	33,440	55,581	45,688
Amortization	1,764	1,764	1,979
Depreciation	1,585	1,807	2,955
Total amortization and depreciation expenses	3,348	3,571	4,933
Other general and administrative expenses	20,653	27,491	25,180
Other research and development expenses	45,743	54,280	73,729
Total other operating expenses	66,397	81,771	98,909
Total operating expenses	$ 103,185	$ 140,923	$ 149,530